STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 2,596,075		$ 5,815,204
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(3,170,953)		(6,548,180)
Changes in assets and liabilities
Other assets	(50,000)		2,200
Accounts payable and accrued expenses	5,000		(9,012)
Accounts payable - affiliates	(2,008,044)		(5,043,215)
Net cash provided by (used in) operating activities	(2,627,922)		(5,783,003)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	2,856,845	[1]	6,607,094	[2]
Net cash provided by investing activities	2,856,845		6,607,094
Net cash used in financing activities
Cash flows from financing activities Distributions to partners	0		(4,462,881)
Net cash used in financing activities	0		(4,462,881)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	228,923		(3,638,790)
Cash and cash equivalents, beginning	2,294,311		5,933,101
Cash and cash equivalents, end	2,523,234		2,294,311
Series Fifteen [Member]
Cash flows from operating activities
Net income (loss)	590,961		(117,270)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(700,342)		(20,746)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	5,000		0
Accounts payable - affiliates	(342,524)		94,556
Net cash provided by (used in) operating activities	(446,905)		(43,460)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	700,342	[1]	20,746	[2]
Net cash provided by investing activities	700,342		20,746
Net cash used in financing activities
Cash flows from financing activities Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	253,437		(22,714)
Cash and cash equivalents, beginning	161,422		184,136
Cash and cash equivalents, end	414,859		161,422
Series Sixteen [Member]
Cash flows from operating activities
Net income (loss)	3,285		508,571
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(254,999)		(791,031)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(512)
Accounts payable - affiliates	40,901		(660,687)
Net cash provided by (used in) operating activities	(210,813)		(943,659)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	254,999	[1]	856,031	[2]
Net cash provided by investing activities	254,999		856,031
Net cash used in financing activities
Cash flows from financing activities Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	44,186		(87,628)
Cash and cash equivalents, beginning	176,922		264,550
Cash and cash equivalents, end	221,108		176,922
Series Seventeen [Member]
Cash flows from operating activities
Net income (loss)	930,695		5,558,239
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(1,138,960)		(5,708,385)
Changes in assets and liabilities
Other assets	0		2,200
Accounts payable and accrued expenses	0		(8,500)
Accounts payable - affiliates	(1,523,273)		(4,622,115)
Net cash provided by (used in) operating activities	(1,731,538)		(4,778,561)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,130,141	[1]	5,702,299	[2]
Net cash provided by investing activities	1,130,141		5,702,299
Net cash used in financing activities
Cash flows from financing activities Distributions to partners	0		(382,881)
Net cash used in financing activities	0		(382,881)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(601,397)		540,857
Cash and cash equivalents, beginning	799,176		258,319
Cash and cash equivalents, end	197,779		799,176
Series Eighteen [Member]
Cash flows from operating activities
Net income (loss)	489,636		(21,394)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(571,930)		(28,018)
Changes in assets and liabilities
Other assets	(50,000)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(183,148)		145,031
Net cash provided by (used in) operating activities	(315,442)		95,619
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	266,641	[1]	28,018	[2]
Net cash provided by investing activities	266,641		28,018
Net cash used in financing activities
Cash flows from financing activities Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(48,801)		123,637
Cash and cash equivalents, beginning	355,319		231,682
Cash and cash equivalents, end	306,518		355,319
Series Nineteen [Member]
Cash flows from operating activities
Net income (loss)	581,498		(112,942)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(504,722)		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	76,776		(112,942)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	504,722	[1]	0	[2]
Net cash provided by investing activities	504,722		0
Net cash used in financing activities
Cash flows from financing activities Distributions to partners	0		(4,080,000)
Net cash used in financing activities	0		(4,080,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	581,498		(4,192,942)
Cash and cash equivalents, beginning	801,472		4,994,414
Cash and cash equivalents, end	$ 1,382,970		$ 801,472

[1]	Fund proceeds from disposition does not include $305,289 recorded as a receivable as of March 31, 2015 for Series 18 and Fund proceeds from disposition does not include the amount of $8,819 due to a writeoff of capital contribution payable of $8,819 for Series 17.
[2]	Fund proceeds from disposition includes $65,000 recorded as a receivable as of March 31, 2013 for Series 16 and Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $6,086 for Series 17.